                               SEMI-ANNUAL REPORT

                               November 30, 2000

                                    BADGLEY
                                     FUNDS,
                                      INC.

         [BADGLEY GROWTH FUND LOGO] Badgley Growth Fund

         [BADGLEY BALANCED FUND LOGO] Badgley Balanced Fund

                              [BADGLEY FUNDS LOGO]

                              www.badgleyfunds.com

                               SEMI-ANNUAL REPORT

                               November 30, 2000

                              [BADGLEY FUNDS LOGO]

                              BADGLEY FUNDS, INC.

                           [BADGLEY GROWTH FUND LOGO]
                              Badgley Growth Fund
                                  Ticker BMFGX

                          [BADGLEY BALANCED FUND LOGO]

                             Badgley Balanced Fund
                                  Ticker BMFBX

         P.O. Box 701, Milwaukee, Wisconsin 53201-0701 - 1-877-BADGLEY
                              WWW.BADGLEYFUNDS.COM

TABLE OF CONTENTS

-------------------------------------------------
3     LETTER TO SHAREHOLDERS
-------------------------------------------------
4     ADVISER QUESTIONS AND ANSWERS
-------------------------------------------------
6     PERFORMANCE GRAPHS
-------------------------------------------------
8     STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------
9     STATEMENT OF OPERATIONS
-------------------------------------------------
10    STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------
12    FINANCIAL HIGHLIGHTS
-------------------------------------------------
14    SCHEDULE OF INVESTMENTS
-------------------------------------------------
22    NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------

 2  BADGLEY FUNDS SEMI-ANNUAL REPORT

                              BADGLEY FUNDS, INC.

                               SEMI-ANNUAL REPORT
                               November 30, 2000

DEAR FELLOW SHAREHOLDERS:

    We are pleased to report that for the six months ending November 30, 2000, returns for the Badgley Growth Fund and Badgley Balanced Fund were 2.34% and 4.36%. These total returns compare very well with our benchmarks for the same period, S&P 500 Index (-6.92%) and the Lehman Brothers Intermediate Government/Corporate Bond Index (6.60%) (please see the fund graphs in the following pages). In a year of relentless volatility, these returns are a testament to our investment adviser's bottom-up, fundamental-driven research and strict adherence to their investment discipline.

    During these last six months, the Badgley Funds' net assets have grown to over $43 million, an increase of about 17.8%. This increase speaks to the trust you and new shareholders have placed in our team, especially given the net redemptions experienced by many other fund complexes. We are proud of both your trust and this growth in Fund assets.

    As we move toward the end of 2000, the year is shaping up to be one of the most volatile in recent history. And certainly volatility appears to be the market theme most written about in the popular press and by others in the investment business.

    So what do we at the Badgley Funds think about market volatility? If you're focused on fundamentals and the longer-term, like we are, occasional volatility may present opportunities in shaking out unreasonable valuations. We believe companies with strong fundamentals will endure periods of volatility only to emerge stronger relative to their competitors. Volatility also presents opportunities in bond management and highlights the strategic value of a diversified portfolio that includes bonds.

    We remain steadfastly focused on fundamentals. Please take a moment to read the following Q&A with two members of our Badgley, Phelps and Bell investment team.

    Thank you for your trust and confidence in the Badgley Funds. We welcome your questions and comments.

Sincerely,

BADGLEY FUNDS, INC.

/S/ SCOTT R. VOKEY
SCOTT R. VOKEY
President
scottv@badgley.com

/s/ Lisa P. Guzman
LISA P. GUZMAN
Treasurer and Secretary
lisag@badgley.com
                                            BADGLEY FUNDS SEMI-ANNUAL REPORT   3

PORTFOLIO MANAGERS' PROFILES

The Badgley Funds are advised by a four member team of portfolio managers at Seattle-based Badgley, Phelps and Bell, Inc. (BP&B). The team consists of Mark Broughton, Mitzi Carletti, Andrea Durbin and Steve Phelps. In this Q&A, we discuss the Badgley Funds with Steve Phelps and Andrea Durbin.

STEVE PHELPS  , Steve is Co-Managing Director, Chief
Investment Officer and a Portfolio Manager at BP&B. A
Fulbright Scholar, Chartered Financial Analyst and
Chartered Investment Counselor, he joined BP&B in
1986 after working as a financial analyst and independent researcher at PACCAR.

                   [Steve Phelps Photo] [Andrea Durbin Photo]

                            ANDREA DURBIN , Andrea is Director of Fixed Income and a Portfolio Manager at BP&B. Her focus is on fixed income securities in the Badgley Balanced Fund. Prior to joining BP&B in 1998, Andrea was associate vice president in the fixed income capital markets division at Dain Rauscher, Inc, for seven years.

ADVISER QUESTIONS AND ANSWERS

Q  HOW DID THE FUNDS OUTPERFORM THEIR
    BENCHMARKS AND MANY PEERS DURING A PERIOD OF DRAMATIC MARKET VOLATILITY?
A   PHELPS: The key to our superior performance is
our bottom-up, fundamentals driven research. We stay focused on the operating basics of the companies in which we invest--consistent and predictable earnings growth, low financial risk such as low debt, low lease obligations and strong cash flow, market dominance, industry outlook, product lines, significant barriers to market entry, and strong management with equity ownership.

    DURBIN: With respect to fixed income securities, we focus on credit quality of investment grade or higher, highly liquid issues, and stronger relative value within the issue's specific sector. Then we apply these investment principles to our portfolio through active securities selection. We are disciplined in our application of these principles in our decision to buy a security as well as when it becomes a candidate to sell.

    PHELPS: Also, we remain disciplined about rebalancing our portfolios to remain diversified. With the conviction we have from our research, we view recent market corrections as an opportunity to add to our positions.

Q  WHAT DOES BOTTOM-UP MEAN?
A   PHELPS: Bottom-up refers to a microeconomic
approach to securities research and selection in which the process starts at the "bottom," or with the characteristics of an individual company, rather than at the "top," or with a sector of the market. We believe our bottom-up focus on individual company basics enhances our ability to find and continuously evaluate those firms with solid fundamentals that will deliver sustainable earnings growth over time.

 4  BADGLEY FUNDS SEMI-ANNUAL REPORT

Q  THE FUNDS STAY BROADLY DIVERSIFIED. WHY IS THIS
   IMPORTANT?
A   DURBIN: Diversification is a risk control concept,
although it is often discussed in terms of relative returns. By diversifying a portfolio among companies, across market sectors and asset classes, the impact of an adversity, either broadly affecting a sector or an individual company or issuer, can be reduced. Diversification can impact potential benefits/returns, too. For example, a non-diversified portfolio heavily weighted in technology stocks in 1998 and 1999 might have significantly outperformed the market, but crashed through the floor in 2000. Reducing that portfolio's tech concentration through diversification would have tempered both its upside and downside.

    PHELPS: Like time, we believe diversification is one of an investor's greatest allies against risk and a vehicle for us to deliver Badgley Funds shareholders consistent performance. Using an analogy to baseball, diversification helps us maintain a high batting average built on regularly hitting singles, doubles and triples; we don't swing for the fence.

Q  WHAT DO YOU MEAN BY INVESTMENT DISCIPLINE?
    HOW DO YOU APPLY YOUR INVESTMENT DISCIPLINE TO THE FUNDS?
A   PHELPS. In practice we really mean two things--
discipline in our approach to research and securities selection and discipline in our portfolio management. First, we have focused the Badgley Funds on large cap, core growth companies and investment grade, intermediate duration bonds. We remain disciplined about investing in these types of securities even when they may appear out of favor, such as earlier this year when many investors were flocking to technology companies with no track records. We do not stray into other securities, such as junk bonds or small cap companies.

    DURBIN: Also, we are disciplined in strictly adhering to our portfolio management strategies. This requires us to vigilantly apply our research to the selection of new securities for Funds. Our research also gives us conviction to add to a position when its price has declined as well as to reduce a position when its price is climbing in order to maintain broad sector diversification across the portfolio.

    PHELPS: The result is that we are constantly analyzing the Funds' portfolios and we rebalance the Funds on an ongoing basis.

                                            BADGLEY FUNDS SEMI-ANNUAL REPORT   5

                              BADGLEY FUNDS, INC.
                               SEMI-ANNUAL REPORT
                               November 30, 2000

[BADGLEY GROWTH FUND LOGO] BADGLEY GROWTH FUND
[GROWTH FUND GRAPH]

                                                                    BADGLEY GROWTH FUND                      S&P 500
                                                                    -------------------                      -------
06/25/98                                                                    10000                              10000
08/31/98                                                                  8059.81                            8499.72
11/30/98                                                                  10119.9                            10372.2
02/28/99                                                                  10962.9                            11073.4
05/31/99                                                                    11465                            11680.2
08/31/99                                                                  11615.2                            11884.6
11/30/99                                                                  12307.4                            12540.6
02/29/00                                                                  12429.3                            12373.8
05/31/00                                                                  13283.2                            12905.9
08/31/00                                                                  14608.8                            11083.2
11/30/00                                                                    13595                              11388

THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 6/25/98 (COMMENCEMENT OF OPERATIONS). RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

S&P 500 INDEX--An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries. This index cannot be invested in directly.

                                 AVERAGE ANNUAL TOTAL RETURN
                                  THROUGH NOVEMBER 30, 2000            TOTAL RETURN FOR
                                               SINCE INCEPTION       THE SIX MONTHS ENDED
                                ONE YEAR        JUNE 25, 1998         NOVEMBER 30, 2000
                                ---------------------------------------------------------
--
 -- Badgley Growth Fund          10.45%            13.41%                    2.34%
--
 -- S&P 500                      -4.22%             7.81%                   -6.92%

 6  BADGLEY FUNDS SEMI-ANNUAL REPORT

                              BADGLEY FUNDS, INC.
                               SEMI-ANNUAL REPORT
                               November 30, 2000

[BADGLEY BALANCED FUND LOGO] BADGLEY BALANCED FUND
[BALANCED FUND GRAPH]

                                                                                 LEHMAN BROTHERS
                                                                            INTERMEDIATE GOVT./CORP.
                                                  BADGLEY BALANCED FUND            BOND INDEX                    S&P 500
                                                  ---------------------     ------------------------             -------
06/25/98                                                   10000                       10000                       10000
08/31/98                                                 9100.08                     10203.8                     8499.72
11/30/98                                                 10308.6                     10448.7                     10372.2
02/28/99                                                 10665.3                     10393.3                     11073.4
05/31/99                                                 10865.8                     10422.4                     11680.2
08/31/99                                                 10923.3                     10428.6                     11884.6
11/30/99                                                 11323.1                     10566.3                     12540.6
02/29/00                                                 11352.6                       10580                     12373.8
05/31/00                                                 11869.1                     10682.7                     12905.9
8/31/00                                                  12676.2                     13826.1                     11083.3
11/30/00                                                   12386                       12012                       11388

THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 6/25/98 (COMMENCEMENT OF OPERATIONS). RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEHMAN BROTHERS INTERMEDIATE GOVT./CORP. BOND INDEX--An unmanaged market value-weighted index composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). All issues have maturities between one and ten years and an outstanding par value of at least $150 million. This index cannot be invested in directly.

S&P 500 INDEX--An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries. This index cannot be invested in directly.

For the period 6/25/98 thru 6/30/98 the return for the Lehman Brothers Intermediate Govt./Corp. Bond index was calculated by prorating the total return for the month ended 6/30/98.

                                     AVERAGE ANNUAL TOTAL RETURN
                                      THROUGH NOVEMBER 30, 2000            TOTAL RETURN FOR
                                                   SINCE INCEPTION       THE SIX MONTHS ENDED
                                   ONE YEAR         JUNE 25, 1998         NOVEMBER 30, 2000
                                   ----------------------------------------------------------
--
 -- Badgley Balanced Fund            9.38%              9.16%                    4.36%
--
 -- S&P 500                         -4.22%              7.81%                   -6.92%
--
 ---- Lehman Brothers Intermediate
      Govt./Corp. Bond Index         7.77%              5.48%                    6.60%

                                            BADGLEY FUNDS SEMI-ANNUAL REPORT   7

                              BADGLEY FUNDS, INC.
                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               November 30, 2000

                                                             BALANCED FUND            GROWTH FUND
------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market value
  (cost of $24,936,313 and $12,725,235, respectively)        $  27,846,773           $  15,670,251
Dividends receivable                                                 4,799                   5,213
Interest receivable                                                222,592                   2,124
Organization costs, net of accumulated amortization                 13,441                  13,441
Other assets                                                        19,844                  17,450
------------------------------------------------------------------------------------------------------
    Total assets                                                28,107,449              15,708,479
------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for securities purchased                                   321,838                 371,148
Payable to Adviser                                                   8,565                   1,676
Accrued expenses and other liabilities                              38,513                  31,146
------------------------------------------------------------------------------------------------------
    Total liabilities                                              368,916                 403,970
------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $  27,738,533           $  15,304,509
======================================================================================================
NET ASSETS CONSIST OF:
Capital stock                                                $  25,204,424           $  12,892,122
Accumulated undistributed net investment income/(loss)              99,609                 (61,584)
Accumulated undistributed net realized loss on investments        (475,960)               (471,045)
Net unrealized appreciation on investments                       2,910,460               2,945,016
------------------------------------------------------------------------------------------------------
    Total net assets                                         $  27,738,533           $  15,304,509
======================================================================================================
Shares outstanding (par value of $.01, 500,000,000 shares
  authorized)                                                    2,341,636               1,130,217
======================================================================================================
Net asset value, Redemption Price and Offering Price Per
  Share                                                      $       11.85           $       13.54
======================================================================================================

 8  BADGLEY FUNDS SEMI-ANNUAL REPORT           See Notes to Financial Statements

                              BADGLEY FUNDS, INC.
                      STATEMENT OF OPERATIONS (UNAUDITED)
                   For the Six Months Ended November 30, 2000

                                                             BALANCED FUND           GROWTH FUND
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                              $      32,137           $    34,095
Interest income                                                    421,555                12,289
Other income                                                            53                    62
----------------------------------------------------------------------------------------------------
    Total investment income                                        453,745                46,446
----------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                           119,953                72,018
Administration fees                                                 15,006                15,006
Shareholder servicing and accounting fees                           23,010                21,865
Distribution fees                                                   33,320                18,005
Custody fees                                                         4,826                 3,787
Federal and state registration fees                                 10,342                 9,003
Professional fees                                                   18,525                18,155
Reports to shareholders                                              2,795                 2,806
Amortization of organization costs                                   2,630                 2,630
Directors' fees and expenses                                         3,270                 2,870
Other                                                                3,634                 3,289
----------------------------------------------------------------------------------------------------
Total expenses before waiver and reimbursement                     237,311               169,434
Less: Waiver of expenses and reimbursement from Adviser            (64,046)              (61,406)
----------------------------------------------------------------------------------------------------
    Net expenses                                                   173,265               108,028
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                       280,480               (61,582)
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments                                  (376,949)             (404,198)
Change in unrealized appreciation/(depreciation) on
  investments                                                    1,131,850               636,821
----------------------------------------------------------------------------------------------------
    Net realized and unrealized gain on investments                754,901               232,623
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $   1,035,381           $   171,041
====================================================================================================

See Notes to Financial Statements           BADGLEY FUNDS SEMI-ANNUAL REPORT   9

                              BADGLEY FUNDS, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
BADGLEY BALANCED FUND

                                                              SIX MONTHS ENDED
                                                             NOVEMBER 30, 2000             YEAR ENDED
                                                                (UNAUDITED)               MAY 31, 2000
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                        $          280,480           $     373,684
Net realized loss on investments                                       (376,949)                (65,240)
Change in unrealized appreciation/(depreciation) on
  investments                                                         1,131,850               1,351,943
-----------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations              1,035,381               1,660,387
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                             (261,483)               (346,071)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                             3,642,994               9,246,953
Proceeds from shares issued to holders in reinvestment of
  dividends                                                             241,749                 322,854
Cost of shares redeemed                                              (1,206,194)             (3,122,446)
-----------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from capital share
      transactions                                                    2,678,549               6,447,361
-----------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                          3,452,447               7,761,677
NET ASSETS:
Beginning of period                                                  24,286,086              16,524,409
-----------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income
  of $99,609 and $80,611, respectively)                      $       27,738,533           $  24,286,086
===========================================================================================================

 10 BADGLEY FUNDS SEMI-ANNUAL REPORT           See Notes to Financial Statements

                              BADGLEY FUNDS, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
BADGLEY GROWTH FUND

                                                               SIX MONTHS ENDED
                                                               NOVEMBER 30, 2000              YEAR ENDED
                                                                  (UNAUDITED)                MAY 31, 2000
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                           $  (61,582)                    $    (68,728)
Net realized gain/(loss) on investments                         (404,198)                           4,661
Change in unrealized appreciation/(depreciation) on
  investments                                                    636,821                        1,493,662
-------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         171,041                        1,429,595
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                            --                           (1,118)
-------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                      3,467,809                        5,303,112
Proceeds from shares issued to holders in reinvestment of
  dividends                                                           --                            1,089
Cost of shares redeemed                                         (585,765)                        (984,994)
-------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from capital share
      transactions                                             2,882,044                        4,319,207
-------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                   3,053,085                        5,747,684
NET ASSETS:
Beginning of period                                            12,251,424                       6,503,740
-------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
  income/(loss) of ($61,584) and $0, respectively)            $15,304,509                    $ 12,251,424
=============================================================================================================

See Notes to Financial Statements           BADGLEY FUNDS SEMI-ANNUAL REPORT  11

                              BADGLEY FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
               For a fund share outstanding throughout the period
BADGLEY BALANCED FUND

                                               SIX MONTHS ENDED                               JUNE 25, 1998(1)
                                              NOVEMBER 30, 2000           YEAR ENDED              THROUGH
                                                 (UNAUDITED)             MAY 31, 2000           MAY 31, 1999
------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period          $            11.47         $      10.69          $        10.00
Income from investment operations:
    Net investment income                                   0.13                 0.20                    0.18
    Net realized and unrealized gain on
      investments                                           0.38                 0.78                    0.68
------------------------------------------------------------------------------------------------------------------
         Total from investment operations                   0.51                 0.98                    0.86
------------------------------------------------------------------------------------------------------------------
Less:
Dividends from net investment income                       (0.13)               (0.20)                  (0.17)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $            11.85         $      11.47          $        10.69
==================================================================================================================
TOTAL RETURN                                                4.36%(2)             9.23%                   8.66%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                     $       27,738,533         $ 24,286,086          $   16,524,409
Ratio of net expense to average net assets:
    Before expense reimbursement                            1.78%(3)             1.98%                   3.83%(3)
    After expense reimbursement                             1.30%(3)             1.30%                   1.30%(3)
Ratio of net investment income to average net
  assets:
    Before expense reimbursement                            1.62%(3)             1.24%                  (0.80)%(3)
    After expense reimbursement                             2.10%(3)             1.92%                   1.73%(3)
Portfolio turnover rate                                     9.36%               28.78%                  16.17%
==================================================================================================================

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized

 12 BADGLEY FUNDS SEMI-ANNUAL REPORT           See Notes to Financial Statements

                              BADGLEY FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
               For a fund share outstanding throughout the period
BADGLEY GROWTH FUND


                                               SIX MONTHS ENDED                                      JUNE 25, 1998(1)
                                               NOVEMBER 30, 2000                 YEAR ENDED              THROUGH
                                                  (UNAUDITED)                   MAY 31, 2000           MAY 31, 1999
-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period              $13.23                        $      11.42          $        10.00
Income from investment operations:
    Net investment loss                            (0.05)                              (0.08)                  (0.02)
    Net realized and unrealized gain on
      investments                                   0.36                                1.89                    1.48
-------------------------------------------------------------------------------------------------------------------------
         Total from investment operations           0.31                                1.81                    1.46
-------------------------------------------------------------------------------------------------------------------------
Less:
Dividends from net investment income                  --                               (0.00)(4)               (0.04)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $13.54                        $      13.23          $        11.42
=========================================================================================================================
TOTAL RETURN                                        2.34%(2)                           15.86%                  14.65%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                    $15,304,509                        $ 12,251,424          $    6,503,740
Ratio of net expense to average net assets:
    Before expense reimbursement                    2.35%(3)                            2.84%                   6.12%(3)
    After expense reimbursement                     1.50%(3)                            1.50%                   1.50%(3)
Ratio of net investment income/(loss) to
  average net assets:
    Before expense reimbursement                   (1.70)%(3)                          (2.06)%                 (5.22)%(3)
    After expense reimbursement                    (0.85)%(3)                          (0.72)%                 (0.60)%(3)
Portfolio turnover rate                             9.02%                              25.88%                  30.28%
=========================================================================================================================


(1) Commencement of operations.
(2) Not annualized.
(3) Annualized
(4) Dividends from net investment income paid at rate of $0.0014 per share.

See Notes to Financial Statements           BADGLEY FUNDS SEMI-ANNUAL REPORT  13

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               November 30, 2000

BADGLEY BALANCED FUND

 NUMBER OF
    SHARES                                                                      VALUE
--------------------------------------------------------------------------------------------
             COMMON STOCKS -- 49.6%
             Bank & Bank Holding Co. -- 1.8%
     3,900   State Street Corp.                                              $   503,100
--------------------------------------------------------------------------------------------
             Building -- Maintenance & Service -- 1.4%
     9,050   Ecolab, Inc.                                                        393,109
--------------------------------------------------------------------------------------------
             Business Service -- 5.6%
     8,150   Automatic Data Processing, Inc.                                     537,900
    11,700   Cintas Corp.                                                        595,969
     7,050   Paychex, Inc.                                                       409,781
--------------------------------------------------------------------------------------------
                                                                               1,543,650
--------------------------------------------------------------------------------------------
             Communications & Media -- 1.7%
     6,000   Omnicom Group                                                       471,750
--------------------------------------------------------------------------------------------
             Computer Manufacturing -- 1.9%
     6,950   EMC Corp. Massachusetts*                                            516,906
--------------------------------------------------------------------------------------------
             Cosmetics & Toiletries -- 1.3%
     6,150   Colgate-Palmolive Co.                                               361,312
--------------------------------------------------------------------------------------------
             Drugs -- 5.3%
     4,450   Johnson & Johnson                                                   445,000
    10,500   Medtronic, Inc.                                                     559,125
    10,650   Pfizer, Inc.                                                        471,928
--------------------------------------------------------------------------------------------
                                                                               1,476,053
--------------------------------------------------------------------------------------------
             Electrical Equipment -- 2.8%
     4,300   Emerson Electric Co.                                                313,362
     9,450   General Electric Co.                                                468,366
--------------------------------------------------------------------------------------------
                                                                                 781,728
--------------------------------------------------------------------------------------------
             Electronic -- Miscellaneous -- 1.2%
    11,800   Solectron Corp.*                                                    330,400
--------------------------------------------------------------------------------------------

 14 BADGLEY FUNDS SEMI-ANNUAL REPORT           See Notes to Financial Statements

                              BADGLEY FUNDS, INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               November 30, 2000

BADGLEY BALANCED FUND

 NUMBER OF
    SHARES                                                                      VALUE
--------------------------------------------------------------------------------------------
             Electronic Technology -- 3.1%
     7,500   Hewlett-Packard Co.                                             $   237,188
     8,750   Intel Corp.                                                         333,047
     7,700   Texas Instruments, Inc.                                             287,306
--------------------------------------------------------------------------------------------
                                                                                 857,541
--------------------------------------------------------------------------------------------
             Energy -- 2.7%
    10,100   AES Corp.*                                                          523,937
     3,400   Enron Corp.                                                         220,150
--------------------------------------------------------------------------------------------
                                                                                 744,087
--------------------------------------------------------------------------------------------
             Financial Service -- 4.8%
     6,600   Fannie Mae                                                          521,400
    12,300   Charles Schwab Corp.                                                340,556
    13,250   MBNA Corp.                                                          472,859
--------------------------------------------------------------------------------------------
                                                                               1,334,815
--------------------------------------------------------------------------------------------
             Food, Beverage & Tobacco -- 3.5%
     9,050   Starbucks Corp.*                                                    412,341
    10,200   Sysco Corp.                                                         563,550
--------------------------------------------------------------------------------------------
                                                                                 975,891
--------------------------------------------------------------------------------------------
             Insurance -- 1.9%
     5,350   American International Group, Inc.                                  518,616
--------------------------------------------------------------------------------------------
             Medical -- Wholesale Drug Dist. -- 1.9%
     5,350   Cardinal Health, Inc.                                               534,666
--------------------------------------------------------------------------------------------
             Retail -- Food & Drugs -- 1.8%
     8,650   CVS Corp.                                                           491,969
--------------------------------------------------------------------------------------------
             Retail -- General -- 2.5%
     9,350   Costco Companies, Inc.*                                             305,044
    10,300   Home Depot, Inc.                                                    403,631
--------------------------------------------------------------------------------------------
                                                                                 708,675
--------------------------------------------------------------------------------------------

See Notes to Financial Statements           BADGLEY FUNDS SEMI-ANNUAL REPORT  15

                              BADGLEY FUNDS, INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               November 30, 2000

BADGLEY BALANCED FUND

 NUMBER OF
    SHARES                                                                      VALUE
--------------------------------------------------------------------------------------------
                                                         Software -- 1.4%
 6,650       Microsoft Corp.*                                                $   381,544
--------------------------------------------------------------------------------------------
             Telecommunication -- 3.0%
 9,250       Cisco Systems, Inc.*                                                442,844
 9,100       Nokia Corp. ADR                                                     389,025
--------------------------------------------------------------------------------------------
                                                                                 831,869
--------------------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (COST $10,856,339)                           13,757,681
--------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
--------------------------------------------------------------------------------------------
                                       CORPORATE BONDS AND NOTES -- 24.4%
             Chemicals -- 0.9%
$250,000     E. I. Du Pont De Nemours
             6.875%, 10/15/09                                                    250,140
--------------------------------------------------------------------------------------------
             Electronic Technology -- 2.6%
700,000      Hewlett-Packard Co.
             7.150%, 6/15/05                                                     711,766
--------------------------------------------------------------------------------------------
             Finance -- Auto Loans -- 3.6%
1,000,000    Ford Motor Credit Co.
             7.500%, 3/15/05                                                   1,007,448
--------------------------------------------------------------------------------------------
             Finance Company -- 4.6%
500,000      Assoc. Corp. NA
             6.000%, 4/15/03                                                     493,064
250,000      Citigroup Inc.
             7.250%, 10/01/10                                                    248,206
500,000      General Electric Capital Corp.
             7.375%, 1/19/10                                                     522,745
--------------------------------------------------------------------------------------------
                                                                               1,264,015
--------------------------------------------------------------------------------------------

 16 BADGLEY FUNDS SEMI-ANNUAL REPORT           See Notes to Financial Statements

                              BADGLEY FUNDS, INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               November 30, 2000

BADGLEY BALANCED FUND

 PRINCIPAL
    AMOUNT                                                                      VALUE
--------------------------------------------------------------------------------------------
             Food, Beverage & Tobacco -- 2.0%
$  550,000   Sysco Corp.
             7.000%, 5/01/06                                                 $   562,370
--------------------------------------------------------------------------------------------
             Multimedia -- 1.7%
   500,000   Walt Disney Co.
             5.125%, 12/15/03                                                    481,573
--------------------------------------------------------------------------------------------
             Retail -- General -- 3.8%
 1,050,000   Wal-mart Stores
             6.875%, 8/10/09                                                   1,061,603
--------------------------------------------------------------------------------------------
             Super-Regional Banks -- US -- 0.7%
   200,000   Wachovia Corp.
             6.250%, 8/04/08                                                     183,585
--------------------------------------------------------------------------------------------
             Telecommunication -- 1.5%
   500,000   Lucent Technologies, Inc.
             5.500%, 11/15/08                                                    413,082
--------------------------------------------------------------------------------------------
             Telephone -- 3.0%
   800,000   Worldcom, Inc.
             8.000%, 5/15/06                                                     820,913
--------------------------------------------------------------------------------------------
             TOTAL CORPORATE BONDS AND NOTES (COST $6,800,945)                 6,756,495
--------------------------------------------------------------------------------------------
             GOVERNMENT SECURITIES -- 24.5%
             GOVERNMENT BONDS & NOTES -- 12.4%
             US Treasury Notes:
   100,000   6.250%, 10/31/01                                                    100,171
   300,000   6.250%, 8/31/02                                                     302,597
   925,000   5.500%, 2/28/03                                                     922,862
   500,000   7.250%, 8/15/04                                                     528,387
   550,000   6.500%, 8/15/05                                                     572,681
   500,000   5.625%, 2/15/06                                                     503,092
   500,000   5.500%, 2/15/08                                                     500,342
--------------------------------------------------------------------------------------------
             TOTAL GOVERNMENT NOTES (COST $3,420,740)                          3,430,132
--------------------------------------------------------------------------------------------

See Notes to Financial Statements           BADGLEY FUNDS SEMI-ANNUAL REPORT  17

                              BADGLEY FUNDS, INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               November 30, 2000

BADGLEY BALANCED FUND

 PRINCIPAL
    AMOUNT                                                                      VALUE
--------------------------------------------------------------------------------------------
             GOVERNMENT AGENCY -- 12.1%
             Federal National Mortgage Association (FNMA) -- 8.2%
$  525,000   6.290%, 2/11/02                                                 $   525,685
   825,000   6.800%, 1/10/03                                                     835,305
   550,000   7.125%, 2/15/05                                                     567,591
   350,000   6.500%, 4/29/09                                                     338,049
--------------------------------------------------------------------------------------------
                                                                               2,266,630
--------------------------------------------------------------------------------------------
             Federal Home Loan Mortgage (FHLMC) -- 3.9%
 1,050,000   7.100%, 4/10/07                                                   1,092,751
--------------------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT AGENCY (COST $3,315,205)                    3,359,381
--------------------------------------------------------------------------------------------
             TOTAL GOVERNMENT SECURITIES (COST $6,735,945)                     6,789,513
--------------------------------------------------------------------------------------------
             SHORT TERM INVESTMENTS -- 1.9%
             Variable Rate Demand Notes**
    41,602   American Family Financial Services Demand Note, 6.2352%              41,602
   371,282   Firstar Bank Demand Note, 6.3663%                                   371,282
    17,604   Sara Lee Corp. Demand Note, 6.2163%                                  17,604
    73,564   Wisconsin Corporation Central Credit Union Demand Note,
             6.2863%                                                              73,564
    39,032   Wisconsin Electric Company Demand Note, 6.2454%                      39,032
--------------------------------------------------------------------------------------------
             TOTAL SHORT-TERM INVESTMENTS (COST $543,084)                        543,084
--------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.4%
             (COST $24,936,313)                                               27,846,773
--------------------------------------------------------------------------------------------
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4)%                    (108,240)
--------------------------------------------------------------------------------------------
             TOTAL NET ASSETS -- 100.0%                                      $27,738,533
============================================================================================

(*) --Non-income producing security.
(**) --Variable rate security. The rates listed are as of November 30, 2000.
ADR--American Depository Receipt.

 18 BADGLEY FUNDS SEMI-ANNUAL REPORT           See Notes to Financial Statements

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               November 30, 2000

BADGLEY GROWTH FUND

NUMBER OF
 SHARES                                                                        VALUE
-------------------------------------------------------------------------------------------
            COMMON STOCKS -- 97.8%
            Bank & Bank Holding Co. -- 3.6%
   4,250    State Street Corp.                                              $   548,250
-------------------------------------------------------------------------------------------
            Building -- Maintenance & Service -- 2.8%
   9,850    Ecolab, Inc.                                                        427,859
-------------------------------------------------------------------------------------------
            Business Service -- 11.0%
   8,850    Automatic Data Processing, Inc.                                     584,100
  12,750    Cintas Corp.                                                        649,453
   7,650    Paychex, Inc.                                                       444,656
-------------------------------------------------------------------------------------------
                                                                              1,678,209
-------------------------------------------------------------------------------------------
            Communications & Media -- 3.3%
   6,500    Omnicom Group                                                       511,063
-------------------------------------------------------------------------------------------
            Computer Manufacturing -- 3.7%
   7,550    EMC Corp. Massachusetts*                                            561,531
-------------------------------------------------------------------------------------------
            Cosmetics & Toiletries -- 2.6%
   6,700    Colgate-Palmolive Co.                                               393,625
-------------------------------------------------------------------------------------------
            Drugs -- 10.4%
   4,750    Johnson & Johnson                                                   475,000
  11,450    Medtronic, Inc.                                                     609,712
  11,500    Pfizer, Inc.                                                        509,594
-------------------------------------------------------------------------------------------
                                                                              1,594,306
-------------------------------------------------------------------------------------------
            Electrical Equipment -- 5.6%
   4,750    Emerson Electric Co.                                                346,156
  10,300    General Electric Co.                                                510,494
-------------------------------------------------------------------------------------------
                                                                                856,650
-------------------------------------------------------------------------------------------
            Electronic -- Miscellaneous -- 2.4%
  12,900    Solectron Corp.*                                                    361,200
-------------------------------------------------------------------------------------------

See Notes to Financial Statements           BADGLEY FUNDS SEMI-ANNUAL REPORT  19

                              BADGLEY FUNDS, INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               November 30, 2000

BADGLEY GROWTH FUND

NUMBER OF
 SHARES                                                                        VALUE
-------------------------------------------------------------------------------------------
            Electronic Technology -- 6.1%
   8,150    Hewlett-Packard Co.                                             $   257,744
   9,500    Intel Corp.                                                         361,594
   8,400    Texas Instruments, Inc.                                             313,425
-------------------------------------------------------------------------------------------
                                                                                932,763
-------------------------------------------------------------------------------------------
            Energy -- 5.3%
  11,000    AES Corp.*                                                          570,625
   3,750    Enron Corp.                                                         242,812
-------------------------------------------------------------------------------------------
                                                                                813,437
-------------------------------------------------------------------------------------------
            Financial Service -- 9.5%
   7,200    Fannie Mae                                                          568,800
  13,400    Charles Schwab Corp.                                                371,013
  14,400    MBNA Corp.                                                          513,900
-------------------------------------------------------------------------------------------
                                                                              1,453,713
-------------------------------------------------------------------------------------------
            Food, Beverage & Tobacco -- 6.9%
   9,900    Starbucks Corp.*                                                    451,069
  11,100    Sysco Corp.                                                         613,275
-------------------------------------------------------------------------------------------
                                                                              1,064,344
-------------------------------------------------------------------------------------------
            Insurance -- 3.7%
   5,850    American International Group, Inc.                                  567,084
-------------------------------------------------------------------------------------------
            Medical -- Wholesale Drug Dist. -- 3.8%
   5,800    Cardinal Health, Inc.                                               579,637
-------------------------------------------------------------------------------------------
            Retail -- Food & Drugs -- 3.5%
   9,400    CVS Corp.                                                           534,625
-------------------------------------------------------------------------------------------

 20 BADGLEY FUNDS SEMI-ANNUAL REPORT           See Notes to Financial Statements

                              BADGLEY FUNDS, INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                               November 30, 2000

BADGLEY GROWTH FUND

NUMBER OF
 SHARES                                                                        VALUE
-------------------------------------------------------------------------------------------
            /Retail -- General -- 5.0%
  10,200    Costco Companies, Inc.*                                         $   332,775
  11,200    Home Depot, Inc.                                                    438,900
-------------------------------------------------------------------------------------------
                                                                                771,675
-------------------------------------------------------------------------------------------
            Software -- 2.7%
   7,200    Microsoft Corp.*                                                    413,100
-------------------------------------------------------------------------------------------
            Telecommunication -- 5.9%
  10,000    Cisco Systems, Inc.*                                                478,750
   9,950    Nokia Corp. ADR                                                     425,363
-------------------------------------------------------------------------------------------
                                                                                904,113
-------------------------------------------------------------------------------------------
            TOTAL COMMON STOCKS (COST $12,022,168)                           14,967,184
-------------------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT
-------------------------------------------------------------------------------------------
            .~SHORT TERM INVESTMENTS -- 4.6%
            Variable Rate Demand Notes**
$256,939    American Family Financial Services Demand Note, 6.2352%             256,939
 431,121    Firstar Bank Demand Note, 6.3663%                                   431,121
   2,116    Sara Lee Corp. Demand Note, 6.2163%                                   2,116
   5,173    Wisconsin Corporation Central Credit Union Demand Note,
            6.2863%                                                               5,173
   7,718    Wisconsin Electric Company Demand Note, 6.2454%                       7,718
-------------------------------------------------------------------------------------------
            TOTAL SHORT-TERM INVESTMENTS (COST $703,067)                        703,067
-------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 102.4%
            (COST $12,725,235)                                               15,670,251
-------------------------------------------------------------------------------------------
            LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.4)%                    (365,742)
-------------------------------------------------------------------------------------------
            TOTAL NET ASSETS -- 100.0%                                      $15,304,509
===========================================================================================

(*) --Non-income producing security.
(**) --Variable rate security. The rates listed are as of November 30, 2000.
ADR--American Depository Receipt.

See Notes to Financial Statements           BADGLEY FUNDS SEMI-ANNUAL REPORT  21

                              BADGLEY FUNDS, INC.
                 NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
                               November 30, 2000

1. ORGANIZATION

    Badgley Funds, Inc. (the "Corporation") was incorporated on April 28, 1998, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Badgley Balanced Fund (the "Balanced Fund") and the Badgley Growth Fund (the "Growth Fund") (collectively referred to as the "Funds") are separate, diversified investment portfolios of the Corporation. The principal investment objective of the Balanced Fund is to seek long-term capital appreciation and income. The principal investment objective of the Growth Fund is to seek long-term capital appreciation. The Funds commenced operations on June 25, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

    a) Investment Valuation -- Common stocks, other equity-type securities and fixed income securities with a maturity greater than 60 days are valued at the last sales price on the national securities exchange on which such securities are primarily traded. Securities traded on a national securities exchange for which there were no transactions on a given day and securities not listed on a national securities exchange are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Corporation. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

    b) Federal Income Taxes -- No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute substantially all of the Funds' investment company net taxable income and net realized gains to shareholders.

        Generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

    c) Income and Expenses -- The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Funds in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

    d) Distributions to Shareholders -- Dividends from net investment income of the Balanced Fund are declared and paid quarterly. Dividends from net investment income of the Growth Fund are declared and paid annually. The Funds' net realized capital gains, if any, are distributed at least annually.

    e) Organization Costs -- The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $26,461 for the Balanced Fund and Growth Fund each, have been

 22 BADGLEY FUNDS SEMI-ANNUAL REPORT
        paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Funds' commencement of operations.

    f) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

    g) Other -- Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

3. CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the Funds for the six months ended November 30, 2000, were as follows:

                                                             BALANCED FUND           GROWTH FUND
----------------------------------------------------------------------------------------------------
Shares sold                                                        303,624               246,291
Shares issued to holders in reinvestment of dividends               20,155                    --
Shares redeemed                                                   (100,415)              (41,797)
----------------------------------------------------------------------------------------------------
Net increase                                                       223,364               204,494
====================================================================================================

    Transactions in shares of the Funds for the year ended May 31, 2000, were as follows:

                                                             BALANCED FUND           GROWTH FUND
----------------------------------------------------------------------------------------------------
Shares sold                                                        826,896               436,559
Shares issued to holders in reinvestment of dividends               28,785                    83
Shares redeemed                                                   (283,488)              (80,445)
----------------------------------------------------------------------------------------------------
Net increase                                                       572,193               356,197
====================================================================================================

4. INVESTMENT TRANSACTIONS

    The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the six months ended November 30, 2000, were as follows:

                                                             BALANCED FUND           GROWTH FUND
------------------------------------------------------------------------------------------------
Purchases
  U.S. Government                                            $   1,154,222           $        --
  Other                                                          4,289,009             3,998,284
Sales
  U.S. Government                                                  344,563                    --
  Other                                                          2,063,203             1,267,976

                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  23

    At November 30, 2000, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                                             BALANCED FUND           GROWTH FUND
----------------------------------------------------------------------------------------------------
Appreciation                                                 $   3,816,218           $ 3,793,436
(Depreciation)                                                    (905,758)             (848,420)
----------------------------------------------------------------------------------------------------
Net appreciation on investments                              $   2,910,460           $ 2,945,016
====================================================================================================

    At November 30, 2000, the cost of investments for federal income tax purposes was $24,936,313 and $12,725,235 for the Balanced Fund and the Growth Fund, respectively.

    At May 31, 2000, the Growth Fund had accumulated net realized capital loss carryovers of $52,331. The capital loss carryovers for the Growth Fund of $1,864 and $50,467 expire in 2007 and 2008, respectively. In addition, the Balanced Fund realized, on a tax basis, post-October losses through May 31, 2000 of $27,404. These losses are not recognized for tax purposes until the first day of the following fiscal year.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

    The Corporation has an Investment Advisory Agreement (the "Agreement") with Badgley, Phelps and Bell, Inc. (the "Adviser"), with whom certain officers and Directors of the Corporation are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Corporation, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.90% of the Balanced Fund's average daily net assets and 1.00% of the Growth Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.

    For the fiscal year ended May 31, 2001 and through September 30, 2001, the Adviser has agreed to waive its management fee and/or reimburse the Funds' other expenses to the extent necessary to ensure that the Balanced Fund's total operating expenses do not exceed 1.30% of its average daily net assets and that the Growth Fund's total operating expenses do not exceed 1.50% of its average daily net assets. Any such waiver or reimbursement is subject to later adjustment during the term of the Agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the six months ended November 30, 2000, the Adviser waived/reimbursed expenses of $64,046 and $61,406 for the Balanced Fund and Growth Fund, respectively. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

                     YEAR OF EXPIRATION                      BALANCED FUND           GROWTH FUND
------------------------------------------------------------------------------------------------
5/31/2002                                                    $     149,440           $   145,364
5/31/2003                                                          133,024               127,681
5/31/2004                                                           64,046                61,406

 24 BADGLEY FUNDS SEMI-ANNUAL REPORT

    The Corporation, on behalf of each of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes it to pay Rafferty Capital Markets, LLC, an unaffiliated distributor, (the "Distributor"), a distribution and shareholder servicing fee of 0.25% of each Fund's average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. During the six months ended November 30, 2000, the Balanced Fund and Growth Fund incurred expenses of $33,320 and $18,005, respectively, pursuant to the 12b-1 Plan.

                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  25

DIRECTORS

J. Kevin Callaghan
Steven C. Phelps
Frank S. Bayley
Madelyn B. Smith
Graham S. Anderson

PRINCIPAL OFFICERS

Scott R. Vokey, President
Lisa P. Guzman, Treasurer and Secretary

INVESTMENT ADVISER

BADGLEY, PHELPS AND BELL, INC.
1420 Fifth Avenue, Suite 4400
Seattle, Washington 98101

DISTRIBUTOR

RAFFERTY CAPITAL MARKETS, LLC
1311 Mamaroneck Avenue
White Plains, New York 10605

CUSTODIAN

FIRSTAR BANK, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND-DISBURSING AGENT

FIRSTAR MUTUAL FUND SERVICES, LLC
Third Floor
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSECOOPERS LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin 53202

LEGAL COUNSEL

KIRKLAND & ELLIS
200 East Randolph Street
Chicago, Illinois 60601

                              [BADGLEY FUNDS LOGO]

                              www.badgleyfunds.com
                                 1-877-BADGLEY

THIS REPORT IS NOT AUTHORIZED UNLESS ACCOMPANIED OR PRECEDED BY A PROSPECTUS FOR THE BADGLEY FUNDS.

THE BADGLEY FUNDS ARE DISTRIBUTED BY RAFFERTY CAPITAL MARKETS, LLC.